Summary of accounting policies - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Algeria | Algerian Dinar (DZD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	131.67	134.15	135.98
Period-end Rate	129.51	135.73	134.32
Cameroon | CFA Franc BEAC (XAF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	581.48	606.41	606.62
Period-end Rate	558.73	631.50	594.31
China | Yuan Renminbi (CNY)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	7.19	7.19	7.07
Period-end Rate	7.00	7.30	7.08
Ivory Coast | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	581.48	606.41	606.62
Period-end Rate	558.73	631.50	594.31
Egypt | Egyptian Pound (EGP)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	49.26	45.34	30.67
Period-end Rate	47.69	50.84	30.93
Ghana | Cedi (Ghana) (GHS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	12.58	14.48	11.69
Period-end Rate	10.52	14.72	11.97
Kenya | Kenyan Shilling (KES)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	129.29	134.89	139.98
Period-end Rate	129.09	129.37	157.01
Morocco | Moroccan Dirham (MAD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	9.35	9.94	10.13
Period-end Rate	9.12	10.11	9.88
Nigeria | Naira (NGN)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	1,520.69	1,480.98	636.97
Period-end Rate	1,448.06	1,546.43	896.64
Portugal | Euro (EUR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	0.89	0.92	0.92
Period-end Rate	0.85	0.96	0.91
Rwanda | Rwanda Franc (RWF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	1,431.28	1,318.18	1,159.04
Period-end Rate	1,457.54	1,388.02	1,259.53
Senegal | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	581.48	606.41	606.62
Period-end Rate	558.73	631.50	594.31
South Africa | Rand (ZAR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	17.88	18.33	18.45
Period-end Rate	16.58	18.83	18.30
Tunisia | Tunisian Dinar (TND)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	2.99	3.11	3.10
Period-end Rate	2.90	3.18	3.07
United Republic Of Tanzania | Tanzanian Shilling (TZS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	2,561.08	2,615.41	2,422.54
Period-end Rate	2,469.64	2,429.68	2,512.42
Uganda | Uganda Shilling (UGX)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3,602.02	3,756.75	3,725.37
Period-end Rate	3,621.06	3,680.02	3,780.17
United Arab Emirates | UAE Dirham (AED)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3.67	3.67	3.67
Period-end Rate	3.67	3.67	3.67